Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31, 2025	December 31, 2024
		Restated Notes 2, 24
Repair parts	$58,451	$49,991
Fuel and lubricants	1,470	2,612
Parts and supplies	$59,921	$52,603
Parts, supplies and components for equipment rebuilds	15,565	15,397
Customer rebuild work in process	174	1,027
	$75,660	$69,027